UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Item 1.                                Schedule of Investments.

Henderson Global Funds			Portfolio of Investments
			(Unaudited)
Worldwide Income Fund
March 31, 2011
	Face				Value
	amount		Coupon	Maturity	(note 3)
Corporate Bonds – 89.51%
		Canada – 2.54%
EUR	1,000,000	Bombardier, Inc.	7.250%	11/15/16	$ 1,477,430

		Denmark – 3.44%
EUR	1,350,000	FS Funding AS	8.875	5/15/16	2,004,097

		France – 6.56%
USD	2,000,000	AXA S.A. (a) (b)	6.463	12/14/18	1,765,000
EUR	550,000	Crown European Holdings S.A.	7.125	8/15/18	812,587
EUR	550,000	Rexel S.A.	8.250	12/15/16	849,611
EUR	275,228	Rhodia S.A. (c)	3.748	10/15/13	390,053
					3,817,251
		Germany – 5.54%
EUR	650,000	Fresenius Medical Care Capital Trust V	7.375	6/15/11	930,391
EUR	383,000	HeidelbergCement AG	8.500	10/31/19	616,064
USD	500,000	Kabel BW Erste Beteiligungs GmbH (a)	7.500	3/15/19	515,000
USD	1,100,000	UPC Germany GmbH (a)	8.125	12/1/17	1,163,250
					3,224,705
		Ireland – 1.90%
EUR	750,000	Ardagh Glass Finance plc	8.750	2/1/20	1,105,416

		Italy – 2.25%
EUR	900,000	Lottomatica SpA	8.250	3/31/16	1,310,555

		Luxembourg – 3.97%
GBP	400,000	Glencore Finance Europe S.A.	6.500	2/27/19	676,029
EUR	1,100,000	UPC Holding BV	8.000	11/1/16	1,633,046
					2,309,075
		Netherlands – 10.75%
EUR	500,000	Ahold Finance USA LLC	5.875	3/14/12	734,889
USD	625,000	Allianz Finance II B.V. (b)	7.250	6/10/11	648,437
	2,000,000	Arran Corporate Loans B.V., Class E3 (c) (d)
USD		(e)	3.559	6/20/25	1,930,000
EUR	690,000	ING Verzekeringen N.V.	6.250	6/21/21	955,866
EUR	695,000	OI European Group B.V.	6.750	9/15/20	997,265
EUR	675,000	Ziggo Bond Co. B.V. (a)	8.000	5/15/18	994,874
					6,261,331
		Switzerland – 1.27%
USD	750,000	Swiss Re Capital I LP (a) (b) (f)	6.854	5/25/16	737,655

		United Kingdom – 31.17%
GBP	1,100,000	Aviva plc (b)	6.125	9/29/22	1,486,692
EUR	700,000	BAA Funding, Ltd.	4.600	2/15/18	981,390
USD	1,150,000	Barclays Bank plc (a) (b)	5.926	12/15/16	1,081,000
EUR	250,000	Co-Operative Bank plc (c)	1.369	5/18/16	326,926
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,580,264
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	145,746
GBP	125,000	EGG Banking plc	6.875	12/29/21	194,097

See Notes to Financial Statements.

Henderson Global Funds			Portfolio of Investments
			(Unaudited)
Worldwide Income Fund
March 31, 2011 (continued)
	Face				Value
	amount		Coupon	Maturity	(note 3)

GBP	400,000	F&C Finance plc	9.000%	12/20/16	$ 663,189
EUR	800,000	Investec Tier I UK LP plc (b)	7.075	6/24/15	1,000,543
GBP	1,002,000	ITV plc	5.375	10/19/15	1,607,408
GBP	1,100,000	Legal & General Group plc (b)	6.385	5/2/17	1,579,334
USD	1,100,000	Lloyds TSB Group plc (a) (b) (g)	6.267	11/14/16	893,750
EUR	1,000,000	Rexam plc (b)	6.750	6/29/17	1,392,398
USD	1,000,000	Royal Bank of Scotland Group plc (b) (f) (g)	7.640	9/29/17	800,000
GBP	180,000	Royal Bank of Scotland plc	7.500	4/29/24	310,624
USD	1,100,000	Standard Chartered plc (b) (f)	6.409	1/30/17	1,053,799
GBP	1,000,000	Standard Life plc (b)	6.750	7/12/27	1,459,821
GBP	650,000	Virgin Media Finance plc	8.875	10/15/19	1,160,037
GBP	250,000	WPP plc	6.000	4/4/17	428,441
					18,145,459
		United States – 20.12%
USD	830,000	Boyd Gaming Corp. (a)	9.125	12/1/18	861,125
USD	190,000	Burger King Corp.	9.875	10/15/18	202,112
USD	1,250,000	Constellation Brands, Inc.	7.250	5/15/17	1,362,500
USD	560,000	Digicel Group, Ltd. (a)	10.500	4/15/18	644,000
USD	615,000	DineEquity, Inc. (a)	9.500	10/30/18	670,350
USD	600,000	HCA Holdings, Inc. (a)	7.750	5/15/21	628,500
USD	1,500,000	Iron Mountain, Inc.	6.625	1/1/16	1,515,000
	2,500,000	Lehman Brothers UK Capital Funding IV LP
EUR		(b) (d) (e) (g)	5.750	4/25/12	—
EUR	775,000	Levi Strauss & Co.	7.750	5/15/18	1,092,838
USD	400,000	Nalco Co. (a)	6.625	1/15/19	413,500
USD	1,010,000	Pinnacle Entertainment, Inc.	8.750	5/15/20	1,055,450
USD	400,000	Regal Entertainment Group	9.125	8/15/18	430,000
USD	150,000	RSC Equipment Rental, Inc. (a)	8.250	2/1/21	156,750
USD	1,740,000	Service Corp International (f)	7.625	10/1/18	1,909,650
USD	600,000	United Rentals North America, Inc.	8.375	9/15/20	630,000
USD	138,000	Windstream Corp.	7.750	10/15/20	142,485
					11,714,260
	Total Corporate Bonds
	(Cost $52,017,937)				52,107,234

Common Stocks – 4.84%

	Shares
		United Kingdom – 4.84%
	12,800	British American Tobacco plc			513,754
	20,000	GlaxoSmithKline plc			381,639
	56,000	National Grid plc			533,621
	23,000	Scottish & Southern Energy plc			465,266
	325,000	Vodafone Group plc			920,209
					2,814,489
	Total Common Stock
	(Cost $2,281,758)				2,814,489

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments (Unaudited)

Worldwide Income Fund
March 31, 2011 (continued)

Value
Shares	(note 3)
Preferred Stock – 0.87%
United States - 0.87%
500 Bank of America Corp.	$ 505,495
Total Preferred Stock
(Cost $500,000)	505,495
Total Long Term Investments
(Cost $54,799,695)	55,427,218
Short Term Investment - 2.71%
1,578,526 Fidelity Institutional Treasury Portfolio	1,578,526
Total Short Term Investment
(Cost $1,578,526)	1,578,526
Total Investments - 97.93%
(Cost $56,378,221)
57,005,744
Net Other Assets and Liabilities – 2.07%
1,206,753
Total Net Assets – 100.00%	$ 58,212,497

(a)
Restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At March 31, 2011 the securities had an aggregate value of $10,524,754, which represents 18.1% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Security is a floating rate bond.
(d)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Fair valued at March 31, 2011 as determined in good faith using procedures approved by the Trustees of the Trust.
(f)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(g)	Security is in default.

See Notes to Financial Statements.

Henderson Global Funds
Portfolio of Investments
                                                                                         (Unaudited)

Worldwide Income Fund
March 31, 2011 (continued)

Other Information:

Industry concentration as a percentage of net assets:	% of Net Assets
Life & Health Insurance	7.77%
Commercial Banks Non- U.S.	7.18
Telecommunication Services	7.05
Packaging	5.01
Multi-line Insurance	4.15
Building Maintenance & Services	3.44
Other - ABS	3.32
Funeral Services & Related Items	3.28
Publishing	2.96
Cable TV	2.81
Television	2.76
Commercial Services & Supply	2.60
Entertainment	2.55
Diversified Manufacturing Operations	2.54
Containers - Metal/Glass	2.39
Beverages - Wine & Spirits	2.34
Lottery Services	2.25
Apparel/Textiles	1.88
Finance - Commercial	1.72
Airport Development & Maintenance	1.69
Medical Products	1.60
Wireless Telecommunication Services	1.58
Retail	1.50
Lodging	1.48
Electronics	1.46
Diversified Banking Institution	1.43
Banking	1.37
Commercial Services	1.35
Special Purpose Entity	1.27
Food & Staples Retailing	1.26
Natural Resources	1.16
Diversified Financial Services	1.14
Health Services	1.08
Building Products	1.06
Electric Utilities	0.92
Media	0.88
Tobacco	0.88
Electric - Integrated	0.80
Multimedia	0.74
Chemicals	0.71
Chemicals Specialty	0.67
Pharmaceuticals	0.66
Banks	0.53
Long Term Investments	95.22
Short Term Investment	2.71
Total Investments	97.93
Net Other Assets and Liabilities	2.07

100.00%

Henderson Global Funds
Notes to Financial Statements
 (Unaudited)

1.  All percentages are based on the net assets of the Henderson Worldwide Income Fund (the “Fund”) as of March 31, 2011.

2.  Net unrealized depreciation of the Fund’s investment securities was $627,523 of which $4,235,938 related to the appreciated investment securities and $3,608,415 related to depreciated investment securities for the fiscal quarter ended March 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust.  If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers.  Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered Investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate Bonds
Canada	$—	$1,477,430	$—	$1,477,430
Denmark	—	2,004,097	—	2,004,097
France	—	3,817,251	—	3,817,251
Germany	—	3,224,705	—	3,224,705
Ireland	—	1,105,416	—	1,105,416
Italy	—	1,310,555	—	1,310,555
Luxembourg	—	2,309,075	—	2,309,075
Netherlands	—	4,331,331	1,930,000	6,261,331
Switzerland	—	737,655	—	737,655
United Kingdom	—	18,145,459	—	18,145,459
United States	—	11,714,260	—	11,714,260
Total Corporate Bonds	—	50,177,234	1,930,000	52,107,234
Common Stocks
United Kingdom	2,814,489	—	—	2,814,489
Total Common Stock	2,814,489	—	—	2,814,489
Preferred Stock
United States	505,495	—	—	505,495
Total Preferred Stock	505,495	—	—	505,495
Short Term Investment	1,578,526	—	—	1,578,526
Total Investments	4,898,510	50,177,234	1,930,000	57,005,744
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	460,895	—	460,895
Interest Rate Futures Contracts	(5,759)	—	—	(5,759)
Total Financial Derivative Instruments	$(5,759)	$460,895	$—	$455,136

During the period ended March 31, 2011, there were no transfers in or out of security levels as a result of the fair value pricing procedures utilized by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of January 1, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of March 31, 2011
Corporate Bonds
Netherlands
Arran Corporate Loans B.V., Class E3	$1,850,000	$753	$0	$79,247	$0	$0	$0	$0	$1,930,000

United States
Lehman Brothers UK Capital Funding IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$1,850,000	$753	$0	$79,247	$0	$0	$0	$0	$1,930,000

The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at March 31, 2011 was $79,247.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4.  The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. A future contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying position. The Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund held the following interest rate futures contracts at March 31, 2011:

	Number of Contracts	Expiration Date	Aggregate Notional Value	Unrealized Depreciation
5 Year U.S. Treasury Note (Short)	26	6/30/11	$3,036,516	$(5,759)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on interest rate futures contracts during the period ended March 31, 2011:

Currency	Realized gain/loss	Change in unrealized gain/loss
5 Year U.S. Treasury Note	$69,133	$(70,072)

During the period ended March 31, 2011, the Fund’s average notional value related to interest rate futures contracts was $3 million or 5.4% of net assets.

5. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at March 31, 2011:

	Value date	Local amount	Current value	Unrealized Appreciation (depreciation)
British Pound Short	4/21/11	10,585,078	$16,977,394	$371,549
British Pound Long	4/21/11	1,244,590	1,996,196	(3,804)
Euro Short	4/21/11	14,011,026	19,850,144	93,150

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended March 31, 2011:

Currency	Realized gain/loss	Change in Unrealized gain/loss
British Pound	$(701,685)	$208,069
Euro	(1,473,409)	311,658

During the period ended March 31, 2011, the Fund’s average notional value related to forward foreign currency contracts was $16 million or 27.3% of net assets.

Henderson Global Funds	Portfolio of Investments (Unaudited)
International All Cap Equity Fund
March 31, 2011

		Value
Shares		(note 3)

Common Stocks - 97.42%
	Austria - 1.68%
12,482	Andritz AG	$ 1,163,791
11,314	Schoeller-Bleckmann
	Oilfield Equipment AG	1,112,292
		2,276,083
	Belgium - 1.78%
25,477	Anheuser-Busch InBev N.V.	1,451,280
15,076	EVS Broadcast Equipment,
	S.A.	959,320
		2,410,600
	Brazil - 2.39%
12,764	OdontoPrev S.A.	208,583
74,900	Petroleo Brasileiro S.A.,
	ADR	3,028,207
		3,236,790
	China - 6.64%
5,532,400	Bank of China, Ltd., Class H	3,079,660
3,076,000	China Rongsheng Heavy
	Industries Group Holdings,
	Ltd. *	2,677,173
178,800	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	1,813,618
347,000	Xingda International
	Holdings, Ltd.	323,867
1,330,500	Yingde Gases Group Co. *	1,111,808
		9,006,126
	France - 1.86%
123,920	Alcatel-Lucent *	711,434
21,392	Compagnie Generale des
	Etablissements Michelin,
	Class B	1,806,877
		2,518,311
	Germany - 6.11%
16,044	Bauer AG	809,457
12,681	Bilfinger Berger AG	1,100,755
19,163	Fresenius SE & Co., KGaA	1,772,589
23,346	Gerresheimer AG *	1,068,676
33,934	Metro AG	2,318,719
67,647	Wirecard AG	1,213,226
		8,283,422
	Hong Kong - 3.26%
2,972,000	361 Degrees International,
	Ltd.	1,853,070
1,153,600	Sands China, Ltd. *	2,574,580
		4,427,650

		Value
Shares		(note 3)
	Indonesia - 0.62%
4,417,500	PT Borneo Lumbung Energi
	& Metal Tbk *	$ 837,080

	Israel - 1.60%
43,152	Teva Pharmaceutical
	Industries, Ltd., ADR	2,164,936

	Italy - 6.35%
75,305	Autogrill SpA *	1,060,285
66,793	Fiat Industrial SpA *	958,896
121,374	Fiat SpA	1,099,151
55,951	Luxottica Group SpA	1,826,927
68,969	Saipem SpA	3,666,334
		8,611,593
	Japan - 17.10%
61,100	Canon, Inc.	2,659,077
25,000	Cocokara Fine Holdings, Inc.	526,869
26,600	H.I.S. Co., Ltd.	540,762
28,200	Hikari Tsushin, Inc.	551,253
77,500	HOYA Corp.	1,768,394
36,900	IT Holdings Corp.	385,946
149,000	Itoham Foods, Inc.	533,806
10,268	Keyence Corp.	2,628,104
27,600	Kissei Pharmaceutical Co.,
	Ltd.	517,624
232,000	Kubota Corp.	2,186,680
85,800	Makita Corp.	3,991,897
41,300	Sanei-International Co., Ltd.	490,059
64,500	Showa Shell Sekiyu K.K.	673,071
13,200	SMC Corp.	2,172,493
64,100	SOFTBANK Corp.	2,558,452
7,630	USS Co., Ltd.	593,485
23,300	Xebio Co., Ltd.	423,815
		23,201,787
	Netherlands - 2.93%
1,016,481	Jubilant Energy N.V. *	1,157,753
50,644	Randstad Holding N.V. *	2,820,665
		3,978,418
	Norway - 2.16%
509,431	Aker Drilling ASA *	1,823,920
30,754	Seadrill, Ltd.	1,112,210
		2,936,130

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments (Unaudited)
International All Cap Equity Fund
March 31, 2011 (continued)

		Value
Shares		(note 3)
	Singapore - 8.89%
185,000	DBS Group Holdings, Ltd.	$ 2,148,671
486,000	Indofood Agri Resources,
	Ltd. *	859,802
404,000	Keppel Corp., Ltd.	3,942,245
760,000	Overseas Union Enterprise,
	Ltd.	1,881,158
570,000	Raffles Medical Group, Ltd.	1,012,931
573,000	SC Global Developments,
	Ltd.	627,323
1,380,000	Tiger Airways Holdings,
	Ltd. *	1,587,465
		12,059,595
	Spain - 1.30%
70,734	Telefonica S.A.	1,770,814

	Sweden - 0.76%
80,041	Telefonaktiebolaget LM
	Ericsson, B Shares	1,032,231

	Switzerland - 8.47%
127,997	ABB, Ltd. *	3,074,158
48,566	Compagnie Financiere
	Richemont S.A.	2,805,037
52,540	Credit Suisse Group AG	2,232,592
1,896	SGS S.A.	3,375,024
		11,486,811
	Taiwan - 1.46%
1,451,000	Chinatrust Financial Holding
	Co., Ltd.	1,233,571
40,555	Epistar Corp., GDR (a) (b)	744,723
		1,978,294
	United Kingdom - 22.06%
45,292	Autonomy Corp., plc *	1,154,526
526,149	Barclays plc	2,342,655
191,925	Cairn Energy plc *	1,422,741
362,749	Eros International plc *	1,358,787
380,853	Essar Energy plc *	2,890,471
404,904	HSBC Holdings plc	4,163,594
384,362	International Power plc	1,899,107
60,641	Rio Tinto plc	4,259,902
187,444	Serco Group plc	1,677,892
77,728	Shire plc	2,258,157
44,194	Spectris plc	966,312
113,375	Unilever plc	3,455,645
88,766	Xstrata plc	2,074,744
		29,924,533

		Value
Shares		(note 3)
	Total Long Term
	Investments
	(Cost $117,106,365)	$ 132,141,204
Short Term Investment - 2.41%

3,266,257	Fidelity Institutional Treasury
	Portfolio	3,266,257
	Total Short Term
	Investment
	(Cost $3,266,257)	3,266,257
Total Investments - 99.83%
	(Cost $120,372,622)	135,407,461
Net Other Assets and Liabilities –
0.17%		234,401
Total Net Assets – 100.00%		$ 135,641,862

*	Non income producing security
(a)	Fair valued at March 31, 2011 as determined in
good faith using procedures adopted by Board of
Trustees.
(b)	Restricted security, purchased under Rule 144A,
section 4(2)g which is exempt registration under
the securities Act of 1933 as amended. At March
31, 2011 the securities had an aggregate value of
$744,723, which represents 0.55% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments (Unaudited)
International All Cap Equity Fund
March 31, 2011 (continued)

Other Information:

Industry concentration as a percentage of net assets:	% of Net Assets
Diversified Banks	9.56%
Industrial Machinery	5.40
Apparel, Accessories & Luxury Goods	5.14
Oil & Gas Equipment & Services	4.87
Diversified Metals & Mining	4.67
Construction & Farm Machinery & Heavy Trucks	4.29
Oil & Gas Exploration & Production	4.03
Pharmaceuticals	3.64
Packaged Foods & Meats	3.57
Industrial Conglomerates	3.45
Electronic Equipment & Instruments	2.65
Research & Consulting Services	2.49
Heavy Electrical Equipment	2.27
Integrated Oil & Gas	2.23
Human Resource & Employment Services	2.08
Communications Equipment	1.99
Office Electronics	1.96
Casinos & Gaming	1.90
Wireless Telecommunication Services	1.89
Hotels, Resorts & Cruise Lines	1.79
Hypermarkets & Super Centers	1.71
Diversified Capital Markets	1.65
Construction & Engineering	1.41
Independent Power Producers & Energy Traders	1.40
Life & Health Insurance	1.34
Tires & Rubber	1.33
Health Care Equipment	1.31
Integrated Telecommunication Services	1.31
Electronic Components	1.30
Environmental & Facilities Services	1.24
Airlines	1.17
Brewers	1.07
Movies & Entertainment	1.00
Data Processing & Outsourced Services	0.89
Application Software	0.85
Oil & Gas Drilling	0.82
Industrial Gases	0.82
Automobile Manufacturers	0.81
Life Sciences Tools & Services	0.79
Restaurants	0.78
Health Care Facilities	0.75
Coal & Consumable Fuels	0.62
Oil & Gas Refining & Marketing	0.50
Real Estate Development	0.46
Automotive Retail	0.44
Computer & Electronics Retail	0.41
Drug Retail	0.39
Specialty Stores	0.31
IT Consulting & Other Services	0.28
Steel	0.24
Managed Health Care	0.15

See Notes to Financial Statements.

Long Term Investments	97.42
Short Term Investment	2.41
Total Investments	99.83
Net Other Assets and Liabilities	0.17

100.00%

See Notes to Financial Statements.

Henderson Global Funds
Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson International Equity Fund (the “Fund”) as of March 31, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $15,034,839 of which $18,518,215 related to the appreciated investment securities and $3,483,376 related to depreciated investment securities for the fiscal quarter ended March 31, 2011.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered Investment companies are valued at its reported net asset value which approximates fair market value

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of March 31, 2011in valuing the Fund’s investments carried at value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Austria	$2,276,083	$—	$—	$2,276,083
Belgium	2,410,600	—	—	2,410,600
Brazil	3,236,790	—	—	3,236,790
China	9,006,126	—	—	9,006,126
France	2,518,311	—	—	2,518,311
Germany	8,283,422	—	—	8,283,422
Hong Kong	4,427,650	—	—	4,427,650
Indonesia	837,080	—	—	837,080
Israel	2,164,936	—	—	2,164,936
Italy	8,611,593	—	—	8,611,593
Japan	23,201,787	—	—	23,201,787
Netherlands	3,978,418	—	—	3,978,418
Norway	2,936,130	—	—	2,936,130
Singapore	12,059,595	—	—	12,059,595
Spain	1,770,814	—	—	1,770,814
Sweden	1,032,231	—	—	1,032,231
Switzerland	11,486,811	—	—	11,486,811
Taiwan	1,233,571	744,723	—	1,978,294
United Kingdom	29,924,533	—	—	29,924,533
Total Common Stock	131,396,481	744,723	—	132,141,204
Short Term Investment	3,266,257	—	—	3,266,257
Total Investments	134,662,738	744,723	—	135,407,461
Total	$134,662,738	$744,723	$—	$135,407,461

During the period ended March 31, 2011, there were no transfers in or out of security levels as a result of the fair value pricing procedures utilized by the Fund.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended March 31, 2010.

Henderson Global Funds	Portfolio of Investments (Unaudited)
Money Market Fund
March 31, 2011

Value (Note 3)
Mutual Funds – 99.96%
Investments in State Street Money Market Portfolio - 99.96%	$36,950,883
Total Investments: 99.96% (Identified cost $36,950,883)	36,950,883
Other assets and liabilities, net: 0.04%	16,482
Total net assets: 100.00%	$36,967,365

Henderson Money Market Fund invests substantially all of its investible assets into State Street Money Market Portfolio. At March 31, 2011, Henderson Money Market Fund owned 0.14%
of the State Street Money Market Portfolio.

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments (Unaudited)
Money Market Fund
March 31, 2011

This Fund is a feeder fund and its assets were fully invested in the State Street Money Market Portfolio, (a series of State Street Master Funds) a master portfolio in a “master-feeder” structure.  The State Street Money Market Portfolio, in turn, directly invests in money market securities.  The net assets of the State Street Money Market Portfolio as of March 31, 2011 were $27,330,521,024.

The Fund records its investment in the State Street Money Market Portfolio at market value.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of March 31, 2011in valuing the Fund’s investments carried at value:

Henderson Money Market Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$—	$36,950,883	$—	$36,950,883
Total	$—	$36,950,883	$—	$36,950,883

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended March 31, 2011.

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL PAPER — 2.8%
Aspen Funding Corp. (a)	0.315%	04/06/2011	04/06/2011	$ 105,000,000	$ 104,995,479
Aspen Funding Corp. (a)	0.320%	04/07/2011	04/07/2011	100,000,000	99,994,667
Aspen Funding Corp. (a)	0.310%	04/26/2011	04/26/2011	200,000,000	199,956,944
Kells Funding LLC (a)	0.260%	05/13/2011	05/13/2011	125,000,000	124,954,792
Newport Funding Corp. (a)	0.315%	04/04/2011	04/04/2011	75,000,000	74,998,062
Solitaire Funding LLC (a)	0.320%	04/04/2011	04/04/2011	102,000,000	101,997,280
Solitaire Funding LLC (a)	0.300%	06/27/2011	06/27/2011	65,000,000	64,952,875
TOTAL ASSET BACKED COMMERCIAL PAPER					771,850,099

FINANCIAL COMPANY COMMERCIAL PAPER — 7.8%
Bank of Nova Scotia	0.100%	04/01/2011	04/01/2011	120,000,000	120,000,000
Credit Suisse	0.320%	05/17/2011	05/17/2011	170,000,000	169,930,489
Credit Suisse	0.325%	05/20/2011	05/20/2011	430,000,000	429,812,711
General Electric Capital Corp.	0.320%	04/11/2011	04/11/2011	50,000,000	49,995,556
General Electric Capital Corp.	0.325%	04/13/2011	04/13/2011	100,000,000	99,989,333
General Electric Capital Corp.	0.305%	07/25/2011	07/25/2011	225,000,000	224,784,375
General Electric Capital Corp.	0.300%	09/12/2011	09/12/2011	100,000,000	99,863,334
Nationwide Building Society (a)	0.370%	07/15/2011	07/15/2011	100,000,000	99,895,000
NRW Bank	0.305%	04/18/2011	04/18/2011	100,000,000	99,985,597
NRW Bank	0.305%	04/19/2011	04/19/2011	250,000,000	249,961,875
NRW Bank	0.300%	05/09/2011	05/09/2011	100,000,000	99,968,333
Svenska Handelsbanken AB (a)	0.290%	05/13/2011	05/13/2011	400,000,000	399,867,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,144,053,603

CERTIFICATES OF DEPOSIT — 54.2%
Bank of Montreal (b)	0.288%	04/26/2011	07/26/2011	91,000,000	91,000,000
Bank of Nova Scotia	0.270%	04/21/2011	04/21/2011	150,000,000	150,000,000
Bank of Nova Scotia	0.280%	05/26/2011	05/26/2011	95,000,000	95,000,000
Bank of Nova Scotia	0.290%	06/10/2011	06/10/2011	95,000,000	95,000,000
Bank of Nova Scotia	0.260%	06/17/2011	06/17/2011	525,000,000	525,000,000
Bank of Nova Scotia (b)	0.384%	05/16/2011	03/16/2012	38,000,000	38,000,000
Barclays Bank (b)	0.586%	04/13/2011	06/13/2011	100,000,000	100,000,000
Barclays Bank (b)	0.575%	04/15/2011	07/15/2011	450,000,000	450,000,000
Barclays Bank (b)	0.536%	04/14/2011	11/14/2011	500,000,000	500,000,000
Bnk of Tokyo - Mitsubishi	0.310%	04/14/2011	04/14/2011	210,000,000	210,000,000
Bnk of Tokyo - Mitsubishi	0.300%	04/20/2011	04/20/2011	200,000,000	200,000,000
Bnk of Tokyo - Mitsubishi	0.290%	06/03/2011	06/03/2011	125,000,000	125,000,000
BNP Paribas	0.410%	05/19/2011	05/19/2011	250,000,000	250,000,000
BNP Paribas	0.500%	06/06/2011	06/06/2011	400,000,000	400,000,000
BNP Paribas	0.530%	06/13/2011	06/13/2011	300,000,000	300,000,000
BNP Paribas	0.560%	08/11/2011	08/11/2011	225,000,000	225,000,000
Canadian Imperial Bank of Commerce (b)	0.304%	04/19/2011	07/19/2011	400,000,000	400,000,000
Credit Agricole Corporate and Investment Bank	0.350%	04/01/2011	04/01/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.400%	07/14/2011	07/14/2011	300,000,000	300,000,000
Credit Agricole Corporate and Investment Bank (b)	0.508%	04/01/2011	09/01/2011	400,000,000	400,000,000
Credit Agricole Corporate and Investment Bank (b)	0.506%	04/07/2011	09/07/2011	200,000,000	200,000,000
Credit Suisse	0.320%	07/25/2011	07/25/2011	195,000,000	195,000,000
Credit Suisse (b)	0.409%	04/05/2011	04/04/2012	187,000,000	187,000,000
Deustche Bank AG	0.300%	04/04/2011	04/04/2011	225,000,000	225,000,000
Deustche Bank AG	0.330%	05/10/2011	05/10/2011	200,000,000	200,000,000
Deustche Bank AG	0.320%	07/25/2011	07/25/2011	600,000,000	600,000,000
ING Bank NV	0.390%	04/05/2011	04/05/2011	400,000,000	400,000,000
ING Bank NV	0.430%	06/13/2011	06/13/2011	200,000,000	200,000,000
ING Bank NV	0.410%	08/08/2011	08/08/2011	150,000,000	150,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT (continued)
ING Bank NV	0.480%	08/15/2011	08/15/2011	$ 175,000,000	$ 175,000,000
ING Bank NV	0.430%	09/01/2011	09/01/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.390%	04/11/2011	04/11/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.400%	06/24/2011	06/24/2011	300,000,000	300,000,000
Lloyds TSB Bank	0.400%	06/27/2011	06/27/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.400%	07/01/2011	07/01/2011	450,000,000	450,000,000
Lloyds TSB Bank	0.400%	08/29/2011	08/29/2011	150,000,000	150,000,000
National Australia Bank Ltd.	0.333%	05/16/2011	05/16/2011	400,000,000	400,001,249
Nordea Bank Finland	0.300%	04/13/2011	04/13/2011	200,000,000	200,000,000
Rabobank Nederland NV	0.320%	05/10/2011	05/10/2011	55,000,000	55,000,000
Rabobank Nederland NV	0.380%	07/13/2011	07/13/2011	400,000,000	400,000,000
Rabobank Nederland NV	0.360%	08/25/2011	08/25/2011	200,000,000	200,000,000
Rabobank Nederland NV (b)	0.340%	04/07/2011	12/07/2011	250,000,000	250,000,000
Rabobank Nederland NV (b)	0.360%	04/04/2011	04/02/2012	225,000,000	225,000,000
Royal Bank of Canada	0.330%	08/15/2011	08/15/2011	115,000,000	115,000,000
Royal Bank of Scotland (b)	0.453%	04/15/2011	04/15/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.400%	06/15/2011	06/15/2011	150,000,000	150,000,000
Royal Bank of Scotland	0.510%	08/08/2011	08/08/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.510%	08/12/2011	08/12/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.510%	08/22/2011	08/22/2011	200,000,000	200,000,000
Royal Bank of Scotland (b)	0.494%	04/18/2011	09/12/2011	300,000,000	300,000,000
Societe Generale	0.430%	05/16/2011	05/16/2011	200,000,000	200,000,000
Societe Generale	0.450%	07/05/2011	07/05/2011	400,000,000	400,000,000
Societe Generale	0.480%	09/01/2011	09/01/2011	225,000,000	225,000,000
Societe Generale (b)	0.540%	04/07/2011	09/07/2011	250,000,000	250,000,000
Standard Chartered Bank	0.350%	05/16/2011	05/16/2011	100,000,000	100,000,000
Standard Chartered Bank	0.350%	06/20/2011	06/20/2011	110,000,000	110,000,000
Svenska Handelsbanken AB	0.280%	04/27/2011	04/27/2011	100,000,000	100,000,000
Toronto Dominion Bank (b)	0.318%	04/28/2011	10/28/2011	72,000,000	72,000,000
Toronto Dominion Bank (b)	0.336%	04/12/2011	01/12/2012	111,000,000	111,000,000
UBS AG	0.380%	04/11/2011	04/11/2011	250,000,000	250,000,000
UBS AG	0.380%	06/27/2011	06/27/2011	200,000,000	200,000,000
UBS AG	0.390%	09/26/2011	09/26/2011	600,000,000	600,000,000
TOTAL CERTIFICATES OF DEPOSIT					14,799,001,249

OTHER NOTES — 7.5%
Bank of America NA (b)	0.603%	04/26/2011	05/20/2011	8,526,000	8,526,000
Bank of America NA	0.370%	06/20/2011	06/20/2011	172,000,000	172,000,000
Bank of America NA (b)	0.348%	04/27/2011	07/27/2011	75,000,000	75,000,000
Bank of America NA (b)	0.361%	04/01/2011	08/01/2011	230,000,000	230,000,000
Bank of America NA (b)	0.334%	04/26/2011	08/22/2011	200,000,000	200,000,000
Bank of America NA (b)	0.325%	04/15/2011	09/15/2011	125,000,000	125,000,000
Canadian Imperial Bank	0.090%	04/01/2011	04/01/2011	165,000,000	165,000,000
Commonwealth Bank of Australia (b)(c)	0.374%	04/27/2011	04/27/2012	31,000,000	31,000,000
DnB NOR Bank ASA	0.100%	04/01/2011	04/01/2011	150,000,000	150,000,000
Nordea Bank AB (b)(c)	0.414%	05/18/2011	04/18/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.384%	05/16/2011	03/16/2012	107,000,000	107,000,000
Royal Bank of Canada	0.100%	04/01/2011	04/01/2011	83,000,000	83,000,000
Svenska Handelsbanken AB (b)(c)	0.412%	05/09/2011	04/09/2012	40,000,000	40,000,000
Svenska Handelsbanken AB (b)(c)	0.364%	05/17/2011	04/17/2012	300,000,000	300,000,000
Wells Fargo Bank NA	0.020%	04/01/2011	04/01/2011	70,000,000	70,000,000
Wells Fargo Bank NA	0.050%	04/01/2011	04/01/2011	70,000,000	70,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
OTHER NOTES (continued)
Westpac Banking Corp. (b)	0.374%	04/28/2011	04/27/2012	$ 35,000,000	$ 35,000,000
TOTAL OTHER NOTES					2,035,526,000

					Market
					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 12.8%
Agreement with BNP Paribas Securities Corp. and The
Bank of New York Mellon (Tri-Party), dated
03/31/11 (collateralized by Federal Farm Credit
Bank, 0.000% due 01/24/13 - 01/25/13, Federal
Home Loan Bank, 3.125% - 4.100% due 12/13/13 -
10/25/30 and Federal National Mortgage
Association, 0.000% due 06/29/11 - 09/28/11
valued at $518,160,874); proceeds $508,002,258	0.160%	04/01/2011	04/01/2011	508,000,000	508,000,000
Agreement with BNP Paribas Securities Corp. and The
Bank of New York Mellon (Tri-Party), dated
03/31/11 (collateralized by Federal Home Loan
Mortgage Corporation, 4.000% - 6.000% due
03/01/26 - 03/01/41, Federal National Mortgage
Association, 3.500% - 5.000% due 12/01/25 -
04/01/40 and a Government National Mortgage
Association, 4.500% due 02/15/41 valued at
$346,800,000); proceeds $340,001,700	0.180%	04/01/2011	04/01/2011	340,000,000	340,000,000
Agreement with Citigroup Global Markets, Inc. and
The Bank of New York Mellon (Tri-Party), dated
03/31/11 (collateralized by Federal Home Loan
Mortgage Corporation, 4.000% - 5.500% due
03/01/29 - 01/15/40, Federal National Mortgage
Association, 5.000% - 5.500% due 01/01/36 -
05/01/40 and Government National Mortgage
Association, 3.500% - 6.00% due 01/15/25 -
02/20/41 valued at $510,000,001); proceeds
$500,002,639	0.190%	04/01/2011	04/01/2011	500,000,000	500,000,000
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York Mellon (Tri-Party), dated
03/31/11 (collateralized by Federal National
Mortgage Association, 0.000% - 143.125% due
03/25/18 - 03/25/41 valued at $255,000,001);
proceeds $250,001,389	0.200%	04/01/2011	04/01/2011	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank
of New York Mellon (Tri-Party), dated 03/31/11
(collateralized by a Federal National Mortgage
Association, 2.000% - 2.250% due 03/25/39 -
06/25/39 valued at $204,000,000); proceeds
$200,000,889	0.160%	04/01/2011	04/01/2011	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities,
Inc. and The Bank of New York Mellon (Tri-
Party), dated 03/31/11 (collateralized by Federal
National Mortgage Association, 2.000% due
12/25/23 - 06/25/38 valued at $510,000,001);
proceeds $500,002,083	0.150%	04/01/2011	04/01/2011	500,000,000	500,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Societe Generale and The Bank of
New York Mellon (Tri-Party), dated 03/31/11
(collateralized by Federal Home Loan Mortgage
Corporation, 4.000% - 6.000% due 05/01/21 -
09/01/40 and Federal National Mortgage
Association, 4.500% - 6.000% due 11/01/19 -
04/01/40 valued at $306,000,001); proceeds
$300,001,250	0.150%	04/01/2011	04/01/2011	$ 300,000,000	$ 300,000,000
Agreement with UBS Securities, LLC and The Bank of
New York Mellon (Tri-Party), dated 03/31/11
(collateralized by Federal Home Loan Mortgage
Corporation, 3.000% - 7.000% due 03/01/14 -
04/01/41, Federal National Mortgage Association,
3.000% - 7.000% due 09/01/13 - 12/01/48 and U.S.
Treasury Strips, 1.250% - 8.000% due 01/31/13 -
11/15/21 valued at $918,000,000); proceeds
$900,004,500	0.180%	04/01/2011	04/01/2011	900,000,000	900,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,498,000,000

TREASURY REPURCHASE AGREEMENTS — 13.3%
Agreement with Barclays Capital, Inc. and The Bank of
New York Mellon (Tri-Party), dated 03/31/11
(collateralized by U.S. Treasury Strips, 0.625% -
5.125% due 06/30/11 - 05/15/18 valued at
$1,922,700,090); proceeds $1,885,002,618	0.050%	04/01/2011	04/01/2011	1,885,000,000	1,885,000,000
Agreement with BNP Paribas Securities Corp. and The
Bank of New York Mellon (Tri-Party), dated
03/31/11 (collateralized by U.S. Treasury Strips,
1.000% - 3.125% due 12/31/11 - 05/31/17 valued at
$818,040,080); proceeds $802,002,228	0.100%	04/01/2011	04/01/2011	802,000,000	802,000,000
Agreement with RBS Securities, Inc. and JP Morgan
Chase & Co. (Tri-Party), dated 03/31/11
(collateralized by U.S. Treasury Notes, 0.625% -
4.625% due 02/29/12 - 05/15/17 valued at
$765,001,449); proceeds $750,002,083	0.100%	04/01/2011	04/01/2011	750,000,000	750,000,000
Agreement with UBS Securities, LLC and The Bank of
New York Mellon (Tri-Party), dated 03/31/11
(collateralized by a U.S. Treasury Strip, 2.250%
due 03/31/16 valued at $204,000,044); proceeds
$200,000,556	0.100%	04/01/2011	04/01/2011	200,000,000	200,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					3,637,000,000

TOTAL INVESTMENTS(d)(e)† — 98.4%					26,885,430,951
Other Assets in Excess of Liabilities — 1.6%					445,272,981
NET ASSETS — 100.0%				$ 27,330,703,932

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,721,527,904 or 6.30 % of net assets as of March 31, 2011.
(b) Variable Rate Security - Interest Rate is in effect as of March 31, 2011.
(c) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $652,000,000 or 2.39% of net assets as of March 31, 2011.

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2011 (Unaudited)

(d) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(e) Also represents the cost for federal tax purposes.
† Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$ -
Level 2 – Other Significant Observable Inputs	26,885,430,951
Level 3 – Significant Unobservable Inputs	-
Total Investments	$ 26,885,430,951

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       May 27, 2011

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       May 27, 2011